Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Apr. 27, 2019	Apr. 28, 2018
Deferred tax assets:
Accrued liabilities	$ 37,288	$ 70,891
Insurance liability	4,577	4,830
Loss and credit carryovers	50,413	43,704
Lease transactions		93
Pension and post-retirement healthcare	317	340
Stock-based compensation	1,821	2,237
Other	1,669	1,542
Gross deferred tax assets	96,085	123,637
Valuation allowance	(42,503)	(45,861)
Net deferred tax assets	53,582	77,776
Deferred tax liabilities:
Prepaid expenses	(2,419)	(2,779)
Goodwill and intangible asset amortization	(64,529)	(65,910)
Inventory	(930)	(1,440)
Investment in Barnes & Noble.com	(51,978)	(53,304)
Depreciation	(1,310)	(6,387)
Lease transactions	(2,677)
Gross deferred tax liabilities	(123,843)	(129,820)
Net deferred tax liabilities	$ (70,261)	$ (52,044)